Other Non-Current Assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-Current Assets
12.
OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Long-term rental deposits	9,413	6,441
Prepaid service fees	7,903	6,891
Loans to employees	2,800	—
Others	526	1,000
	20,642	14,332